Report for the Calendar Year or Quarter Ended:	September 30, 2005
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		October 26, 2005

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$256,541

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
6523
153835
153835
153835
D
AFFILIATED COMPUTER SERVS
COM
008190100
6088
111510
111510
111510
D
ALABAMA NATIONAL BANCORP
COM
010317105
259
4050
4050
4050
D
AMERICAN INTERNATIONAL GP
COM
026874107
8698
140387
140387
140387
D
ANHEUSER-BUSCH COS
COM
035229103
228
5300
5300
5300
D
APPLIED MATERIALS
COM
038222105
7064
416495
416495
416495
D
AUTOMATIC DATA PROCESSING
COM
053015103
7331
170320
170320
170320
D
BANK OF AMERICA CORP
COM
060505104
226
5366
5366
5366
D
BARD (CR) INC.
COM
067383109
7557
114450
114450
114450
D
BELLSOUTH CORP
COM
079860102
235
8937
8937
8937
D
BOEING
COM
097023105
262
3850
3850
3850
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
229
9525
9525
9525
D
CAPITAL SOUTHWEST CORP
COM
140501107
468
5500
5500
5500
D
CISCO SYSTEMS
COM
17275R102
336
18754
18754
18754
D
CITIGROUP, INC.
COM
172967101
10676
234532
234532
234532
D
COMPASS BANCSHARES
COM
20449H109
7694
167885
167885
167885
D
CONOCOPHILLIPS
COM
20825C104
12778
182775
182775
182775
D
DENTSPLY INTERNATIONAL
COM
249030107
7493
138705
138705
138705
D
DIAGEO PLC
COM
25243Q205
6776
116808
116808
116808
D
EXXON MOBIL CORP
COM
30231G102
14434
227162
227162
227162
D
FED NAT'L MRTGE ASSN
COM
313586109
392
8750
8750
8750
D
GENERAL DYNAMICS CORP
COM
369550108
8595
71891
71891
71891
D
GENERAL ELECTRIC
COM
369604103
10081
299417
299417
299417
D
HARBOR FLORIDA BANCSHARES
COM
411901101
239
6600
6600
6600
D
HORMEL
COM
440452100
8127
246360
246360
246360
D
INGERSOLL-RAND CO. CL-A
COM
G4776G101
7161
187315
187315
187315
D
INTERNATIONAL GAME TECH
COM
459902102
6358
235495
235495
235495
D
JOHNSON & JOHNSON
COM
478160104
9308
147099
147099
147099
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
MCGRAW HILL CO'S
COM
580645109
8532
177605
177605
177605
D
MEDTRONIC INC
COM
585055106
8899
165970
165970
165970
D
MERCK & CO.
COM
589331107
215
7890
7890
7890
D
METROPOLITAN LIFE INS. CO
COM
59156R108
10794
216610
216610
216610
D
MICROSOFT
COM
594918104
9990
388258
388258
388258
D
MONTEREY GOURMET FOODS IN
COM
612570101
40
10000
10000
10000
D
NESS ENERGY INTERNATIONAL
COM
64104P105
5
20000
20000
20000
D
OSHKOSH TRUCK
COM
688239201
6964
161345
161345
161345
D
PEPSICO
COM
713448108
8638
152325
152325
152325
D
PFIZER INC
COM
717081103
844
33790
33790
33790
D
PROCTER & GAMBLE
COM
742718109
7687
129285
129285
129285
D
QUALCOMM, INC.
COM
747525103
8055
180005
180005
180005
D
REGIS CORPORATION
COM
758932107
6411
169505
169505
169505
D
ROYAL DUTCH SHELL
COM
780259206
443
6750
6750
6750
D
SABINE ROYALTY TRUST
COM
785688102
257
5000
5000
5000
D
SCHERING PLOUGH CORP
COM
806605101
269
12800
12800
12800
D
SIGMA ALDRICH
COM
826552101
6638
103615
103615
103615
D
STATE STREET CORP
COM
857477103
8227
168165
168165
168165
D
THUNDER ENERGY TRUST
COM
88604T101
348
30000
30000
30000
D
VANGUARD STAR FD #56
COM
921909107
728
37350
37350
37350
D
VIACOM CL B
COM
925524308
398
12050
12050
12050
D
WAL-MART
COM
931142103
6543
149306
149306
149306
S
REPORT SUMMARY
51
RECORDS
256541
0
OTHER MANAGERS